Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Securities Available-for-Sale and Held-to-Maturity

The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity
and
available-for-sale
investment securities at December 31 were as follows:

	2022				2021
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-maturity
U.S. Treasury and agencies	$1,344	$–	$(51)	$1,293	$–	$–	$–	$–
Mortgage-backed securities
Residential agency	85,693	2	(10,810)	74,885	41,858	2	(48)	41,812
Commercial agency	1,703	1	(8)	1,696	–	–	–	–
Total held-to-maturity	$88,740	$3	$(10,869)	$77,874	$41,858	$2	$(48)	$41,812
Available-for-sale
U.S. Treasury and agencies	$24,801	$1	$(2,769)	$22,033	$36,648	$205	$(244)	$36,609
Mortgage-backed securities
Residential agency	32,060	8	(2,797)	29,271	76,761	665	(347)	77,079
Commercial
Agency	8,736	–	(1,591)	7,145	8,633	53	(201)	8,485
Non-agency	7	–	–	7	–	–	–	–
Asset-backed securities	4,356	5	(38)	4,323	62	4	–	66
Obligations of state and political subdivisions	11,484	12	(1,371)	10,125	10,130	607	(20)	10,717
Other	6	–	–	6	7	–	–	7
Total available-for-sale	$81,450	$26	$(8,566)	$72,910	$132,241	$1,534	$(812)	$132,963

Amount of Interest Income from Taxable and Non-Taxable Investment Securities
The following table provides information about the amount of interest income from taxable and non-taxable
investment securities:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020
Taxable	$3,081	$2,103	$2,201
Non-taxable	297	262	227
Total interest income from investment securities	$3,378	$2,365	$2,428

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale
investment securities:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020
Realized gains	$163	$122	$200
Realized losses	(143)	(19)	(23)
Net realized gains	$20	$103	$177
Income tax on net realized gains	$5	$26	$45

Gross Unrealized Losses and Fair Value of Company's Investment Securities	The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale
investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2022:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$13,265	$(1,193)	$7,962	$(1,576)	$21,227	$(2,769)
Mortgage-backed securities
Residential agency	20,854	(1,461)	7,752	(1,336)	28,606	(2,797)
Commercial
Agency	2,029	(311)	5,115	(1,280)	7,144	(1,591)
Non-agency	7	–	–	–	7	–
Asset-backed securities	3,476	(38)	–	–	3,476	(38)
Obligations of state and political subdivisions	8,246	(944)	1,088	(427)	9,334	(1,371)
Other	–	–	4	–	4	–
Total investment securities	$47,877	$(3,947)	$21,921	$(4,619)	$69,798	$(8,566)

Investment Securities
The following table provides information about the amortized cost, fair value and yield by maturity date of the investment securities outstanding at December 31, 2022:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)

Held-to-maturity
U.S. Treasury and Agencies
Maturing in one year or less	$–	$–	–	–%
Maturing after one year through five years	1,344	1,293	3.3	2.85
Maturing after five years through ten years	–	–	–	–
Maturing after ten years	–	–	–	–

Total	$1,344	$1,293	3.3	2.85%

Mortgage-Backed Securities (a)
Maturing in one year or less	$19	$19	.7	3.08%
Maturing after one year through five years	1,549	1,546	2.7	4.35
Maturing after five years through ten years	67,062	59,194	9.2	2.15
Maturing after ten years	18,766	15,822	10.2	2.05

Total	$87,396	$76,581	9.3	2.17%

Total held-to-maturity (b)	$88,740	$77,874	9.2	2.18%

Available-for-sale
U.S. Treasury and Agencies
Maturing in one year or less	$259	$259	.4	4.72%
Maturing after one year through five years	4,900	4,606	3.8	2.51
Maturing after five years through ten years	15,937	14,114	7.0	2.24
Maturing after ten years	3,705	3,054	12.0	2.97

Total	$24,801	$22,033	7.1	2.43%

Mortgage-Backed Securities (a)
Maturing in one year or less	$44	$43	.8	2.55%
Maturing after one year through five years	10,976	10,242	3.1	2.33
Maturing after five years through ten years	28,277	24,827	7.7	3.00
Maturing after ten years	1,506	1,311	11.2	3.54

Total	$40,803	$36,423	6.6	2.83%

Asset-Backed Securities
Maturing in one year or less	$3,429	$3,391	.6	4.25%
Maturing after one year through five years	500	503	2.8	5.68
Maturing after five years through ten years	427	429	5.3	6.00
Maturing after ten years	–	–	–	–

Total	$4,356	$4,323	1.3	4.59%

Obligations of State and Political Subdivisions (c) (d)
Maturing in one year or less	$106	$107	.2	5.12%
Maturing after one year through five years	1,756	1,747	3.7	4.72
Maturing after five years through ten years	1,341	1,286	8.3	4.10
Maturing after ten years	8,281	6,985	16.8	3.49

Total	$11,484	$10,125	13.6	3.76%

Other
Maturing in one year or less	$6	$6	.1	1.99%
Maturing after one year through five years	–	–	–	–
Maturing after five years through ten years	–	–	–	–
Maturing after ten years	–	–	–	–

Total	$6	$6	.1	1.99%

Total available-for-sale (b)	$81,450	$72,910	7.4	2.94%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)
The weighted-average maturity of total
held-to-maturity
investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale
investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.

(c)
Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.

(d)
Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.

(e)
Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale
to
held-to
maturity.